Financial Instruments at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Financial Instruments at Fair Value Through Profit or Loss

The detail of the financial instruments at fair value through profit or loss is as follows:

	As of December 31,
	2020	2019
	MCh$	MCh$
Chilean Central Bank and Government securities
Central Bank of Chile securities	21,369	52,019
Other Chilean Central Bank and Government securities	86,673	28,879
Other Chilean securities
Bonds	271	905
Notes	—	—
Other securities	—	22,218
Foreign financial securities
Bonds	432,178	67,088
Other securities	—	4,390
Investments in mutual funds
Funds managed by related entities	4,861	5,870
Funds managed by third parties	35017	33
Other investments
Other financial instruments at FVTPL	2,341	2,300
Totals	582,710	183,702